INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 - INCOME TAXES

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statements and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 15 - INCOME TAXES, continued

The components of income tax provision (benefit) related to continuing operations are as follows at December 31:

	2024	2023
Current	$-	$-
Deferred	$-	$-
Total tax provisions	$-	$-

The following is a reconciliation of the effective income tax rate with the statutory income tax rate at December 31:

	2024	2023
U.S. Federal statutory income tax rate	21.0%	21.0%
State income tax, net of federal benefit	4.35%	4.35%
Subtotal	25.35%	25.35%
Valuation allowance	(25.35)%	(25.35)%
	0.0%	0.0%

The net deferred tax assets and liabilities included in the financial statements consist of the following amounts at December 31:

	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$3,901,771	$3,314,633
Stock based compensation	2,204,432	1,956,967
Other	733,411	700,621
Total	6,839,614	5,972,221
Deferred tax liabilities:	-	-
Less: valuation allowance	(6,839,614)	(5,972,221)
Net deferred tax assets	$-	$-

The change in valuation allowance was ($867,394) and ($1,002,854) for the years ended December 31, 2024 and 2023, respectively. We have recorded a 100% valuation allowance related to the deferred tax asset for the income from operations. $0.85 million of the Company’s Net Operating Loss (NOL) carryforward may be subject to the IRS rules limiting the use of such carryforward due to the change in control of the Company in 2019. The remaining $6.0 million of the current NOL and resulting income tax credits totals may be carried forward indefinitely.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which temporary differences become deductible. In accordance with the provisions of ASC 740: Income Taxes, we record a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. At December 31, 2024 and 2023, we have no liabilities for uncertain tax positions. We continually evaluate expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023